SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Preparation and Presentation
Basis of Preparation and Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Reverse Acquisition

On February 6, 2015, the Group completed the acquisition of Q CELLS Group from Hanwha Solar in an all-stock transaction (the “Transaction”).

The Transaction is accounted for as a reverse acquisition under the acquisition method of accounting, in accordance with ASC 805, Business Combinations. Q CELLS is determined as the accounting acquirer. Consequently, the historical consolidated financial statements for all periods prior to the consummation of the Transaction only reflect the historical consolidated financial statements of Q CELLS. Upon the consummation of the Transaction, Q CELLS applied purchase accounting to the assets and liabilities of SolarOne Group. Subsequent to the Transaction, the consolidated financial statements reflect the results of the combined company. The historical issued and outstanding Q CELLS common shares have been recast to retrospectively reflect the number of shares issued in the Transaction in all periods presented. See Note 3, Reverse Acquisition, for further information on the Transaction.

Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Foreign Currency
Foreign Currency

The functional currencies of the operating subsidiaries are generally their local currencies, as determined based on the criteria of ASC 830, Foreign Currency Translation. The reporting currency of the Group is United States dollars (“$”), which is also the functional currency of the Company. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are separately reported in the consolidated statements of comprehensive income (loss). The Group translates assets and liabilities of its foreign operations into the reporting currency at the exchange rates in effect at the balance sheet date. The Group translates income and expense items of such foreign operations into the reporting currency at the average exchange rate during the year. The resulting translation adjustments are recorded in other comprehensive income (loss). The Group operates internationally and is exposed to potentially adverse movements in currency exchange rates.

Use of Estimates
Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods. Areas where management uses subjective judgment include, provision for doubtful debts, provision for advance to suppliers, provision for warranty, inventory write-down, useful lives of fixed assets and land use rights, impairment of fixed assets, land use rights, definite and indefinite-lived intangible assets and goodwill, impairment of long-term investments, valuation allowances on deferred tax assets, stock-based compensation expenses and contingent liabilities arising from litigation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from these estimates, and as such, differences may be material to the financial statements.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use and have original maturities less than 90 days.

Restricted Cash
Restricted Cash

Restricted cash represents amounts held by banks as security for letters of credit facilities, notes payable and bank borrowings, guarantees and performance bonds and, therefore, are not available for the Group’s use. Changes in restricted cash that relate to the purchase of raw materials or sale of goods are classified within cash flows from operating activities, changes in restricted cash that relate to the purchase of fixed assets are classified within cash flows from investing activities and changes in restricted cash that relate to bank borrowings are classified within cash flows from financing activities. The restriction on cash is expected to be released within the next twelve months.

Accounts and Notes Receivable
Accounts and Notes Receivable

Accounts and notes receivable are recognized and carried at original invoiced amounts less an allowance for potential uncollectible amounts. An allowance for doubtful accounts is recorded in the period in which collection is determined to be not probable based on historical experience, account balance aging, prevailing economic conditions and an assessment of specific evidence indicating troubled collection. Accounts receivable of the Group is insured against the risk of default and the insurance covers 70% to 90% of loss in the event of default by the customer. A receivable is written off after all collection efforts have ceased.

Arrangement Fees
Arrangement Fees

Arrangement fees represent the incurred costs directly attributable to the bank borrowings. These costs are deferred and amortized using the effective interest method over the term of the bank borrowings.

Inventories
Inventories

Inventories include (1) raw materials, work-in-progress and final goods and (2) project assets.

Inventories are stated at the lower of cost or net realizable value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs.

Project assets comprise of direct costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power projects. These costs include modules, installation and other direct development costs. The Group reviews project development cost for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Group considers a number of factors, including changes in environment, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease. If a project is not considered recoverable, the Group impairs the respective project development costs and adjusts the carrying value to the estimated recoverable amount, with the resulting impairment recorded within the consolidated statements of comprehensive income (loss). The Group did not recognize any impairment loss for the years ended December 31, 2014, 2015 and 2016, respectively.

The cash flows associated with the acquisition, construction, and sale of solar power projects are classified as operating activities in the consolidated statements of cash flows. Solar power projects are often held in separate legal entities which are formed for the special purpose of constructing the solar power projects, which the Group refers to as "Project Companies". The Group consolidates the Project Companies.

Fixed Assets
Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	20-50 years
Plant and machinery	5-15 years
Furniture, fixtures and office equipment	3-18 years
Others	1-20 years

As a result of our annual reviews to evaluate the reasonableness of the depreciable lives for Malaysia entity property, plant and equipment, effective January 2016, the Group changed the estimates of the remaining economic lives of machinery for production line. These changes resulted in a net decrease in depreciation expense of approximately $9.4 million for the year ended December 31, 2016. This net decrease in depreciation expense, net of tax, increased consolidated net income by approximately $9.4 million, or nil per basic and diluted ordinary share, for the year ended December 31, 2016.

On August 1, 2016, the Group changed the estimates of the remaining economic lives of certain cells and modules production line, which is no longer being utilized, has been replaced by upgraded cells and modules production line acquired during the year. These changes resulted in an increase in amortization expense of approximately $13.2 million for the year ended December 31, 2016. This increase in amortization expense, net of tax, reduced consolidated net income by approximately $13.2 million, or nil per basic and diluted common share, for the year ended December 31, 2016. As of December 31, 2016, the machinery and equipment were fully depreciated.

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirement, sale and disposal of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

Cost incurred in constructing new facilities, including progress payments, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion and depreciation commences when the asset is available for its intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Total interest costs incurred during 2014, 2015 and 2016, were $19.2 million, $69.9 million and $56.4 million and interest capitalized during 2014, 2015 and 2016 amounted to $1.1 million, $3.0 million and $1.9 million, respectively.

Intangible Assets
Intangible Assets

Intangible assets are carried at cost less accumulated amortization. Amortization is recognized on a straight-line basis over the estimated useful life of the respective asset.

Customer relationships	12 years
Technologies	3 years
Trade marks	Indefinite lives
Software licenses	3 years

Trademarks with indefinite lives are not amortized, but are tested for impairment annually, on December 31, and more frequently if events and circumstances indicate that the asset might be impaired in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill.

Land Use Rights
Land Use Rights

Land use rights represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the lives of the land use rights agreements, which have terms of tenure and weighted-average amortization period of 50 years.

Goodwill
Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of the acquired business.

Goodwill is reviewed at least annually at December 31 for impairment, or earlier if there is an indication of impairment, in accordance with ASC 350, Goodwill and Other Intangible Assets. The Group assigns and assesses goodwill for impairment at the reporting unit level. As of December 31, 2016, goodwill relates to the Transaction as disclosed in Note 3.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group performed a goodwill impairment test as of December 31, 2016 and no impairment loss was recognized.

Long-term Investments
Long-term Investments

The Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings for investments in an investee over which the Group does not have significant influence in accordance with ASC 325-20, Investments - Other: Cost Method Investments.

The Group holds equity investments in affiliates in which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting in accordance with ASC323-10, Investments – Equity Method and Joint Ventures. Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of the investees' income or loss in its consolidated statements of comprehensive income (loss).

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment loss is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the investees; and (5) ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value.

No impairment loss had been recorded during each of the three years ended December 31, 2016.

Impairment of Long-Lived Assets Other Than Goodwill
Impairment of Long-Lived Assets Other Than Goodwill

The Group evaluates its long-lived assets or asset groups, including land use rights with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates for impairment by comparing the carrying amount of the assets to the future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. $0.8 million, Nil and $4.5 million of impairment charges were recognized for the years ended December 31, 2014, 2015 and 2016, respectively.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivable, other receivables, accounts and notes payable, customer deposits, short-term bank borrowings, amounts due to/from related parties, long-term bank borrowings, long-term notes and derivative contracts. The carrying amounts of these financial instruments other than long-term bank borrowings and long term notes approximate their fair values due to the short-term maturity of these instruments. The carrying amount of the long-term borrowings and long-term notes also approximate their fair value since they bear floating interest rates which approximate market interest rates.

Financial Instruments - Foreign Currency Derivative Contracts, Commodity Contracts and Interest Rate Swap Contract
Financial Instruments – Foreign Currency Derivative Contracts and Interest Rate Swap Contract

The Group’s primary objective for holding foreign currency derivative contracts and interest rate swap contract is to manage its foreign currency risks principally arising from sales contracts denominated in Euros, Australian Dollar, Korean Won and Japanese Yen, and the interest rate risk for the long-term borrowings. The Group records these derivative instruments as current assets or current liabilities, measured at fair value.

During the year ended December 31, 2014, the Group entered into cross-currency exchange rate agreements. Subsequent to the Transaction, for the year ended December 31, 2015, the Group entered into cross-currency exchange rate agreements and interest rate swap agreements to pay fixed interest rate rather than floating rate. Changes in the fair value of these derivative instruments are recognized in the consolidated statements of comprehensive income (loss). These derivative instruments are not designated and do not qualify as hedges and are adjusted to fair value through current earnings. As of December 31, 2016, the Group had outstanding cross-currency exchange rate contracts with notional amounts of $16.0 million, JPY1,800.0 million (2015: $3,432 million) and interest rate swap contracts with notional amount of $440.2 million (2015: $38.0 million). The Group estimates the fair value of its foreign currency and interest rate swap derivatives using a pricing model based on market observable inputs.

Revenue Recognition
Revenue Recognition

Solar power products

The Group produces and sells PV modules. The Group periodically, upon special request from customers, sells PV cells and silicon ingots. The Group records revenue related to the sale of PV modules, PV cells and silicon ingots when the criteria of ASC 605-10, Revenue Recognition: Overall, are met. These criteria include all of the following: persuasive evidence of an arrangement exists; delivery has occurred; the sales price is fixed or determinable; and collectability is reasonably assured.

The Group performs ongoing credit assessment of each customer, including reviewing the customer’s latest financial information and historical payment record and performing necessary due diligence to determine acceptable credit terms. In instances where longer credit terms are granted to certain customers, the timing of revenue recognition was not impacted as the Group has historically been able to collect under the original payment terms without making concessions. Other than warranty obligations, the Group does not have any commitments or obligations to deliver additional products or services to the customers.

Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to sales and purchases are included in selling expenses and cost of revenues, respectively.

Engineering, procurement, construction (“EPC”) services

The Group recognizes revenue related to long-term solar systems integration services on the percentage-of-completion method. The Group estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Group applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. A contract may be regarded as substantially completed if remaining costs are not significant in amount. When the Group determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. Unbilled amounts are included in the consolidated balance sheets as “unbilled solar systems integration revenue”. In certain arrangements which did not meet the requirements to measure revenue according to the progress towards completion, the Group recognized revenue upon completion of the contract.

Processing services

In 2015, the Group entered into a processing service arrangement to process PV cells into PV modules with a third party. For this service arrangement, the Group “purchases” PV cells from the related party and contemporaneously agrees to “sell” a specified quantity of PV modules back to the same party. The quantity of PV modules sold back to the same party under these processing arrangements is consistent with the amount of PV cells purchased from the same party based on current production conversion rates. In accordance with ASC 845-10, Accounting for Purchases and Sales of Inventory with the Same Counterparty, the Group records the amount of revenue on these processing transactions based on the amount received for PV modules sold less the amount paid for the PV cells purchased from the same party. These sales are subject to all of the above-noted criteria relating to revenue recognition. No processing service arrangement was entered into for the year ended December 31, 2016.

Solar power projects

The Group develops and sells solar power plants which generally include the lease of related real estate. The Group recognizes revenue from such sale in accordance with ASC 360-20, Real Estate Sales. The Group records the sale as revenue using full accrual method when all of the following requirements are met: (a) the sales are consummated; (b) the buyer's initial and continuing investments are adequate to demonstrate its commitment to pay; (c) the receivable is not subject to any future subordination; and (d) the Group has transferred the usual risk and rewards of ownership to the buyer. Specifically, the Group considers the following factors in determining whether the sales have been consummated: (a) the parties are bound by the terms of a contract; (b) all consideration has been exchanged; (c) permanent financing for which the seller is responsible for has been arranged; and (d) all conditions precedent to closing have been performed, and the Group does not have any substantial continuing involvement with the project. Other than for the year ended December 31, 2015, no such sales were recognized.

Revenue is recognized net of all value-added taxes imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions. The Group does not offer implicit or explicit rights of return, regardless of whether goods were shipped to the distributors or shipped directly to the end user, other than due to product defect.

Cost of Revenues	Cost of Revenues Cost of revenues include direct, indirect production costs and project development costs.

Research and Development Costs	Research and Development Costs Research and development costs are expensed as incurred.

Advertising Expenditures
Advertising Expenditures

Advertising costs are expensed when incurred and are included in “selling expenses.” Advertising expenses were $2.5 million, $1.9 million and $2.4 million for the years ended December 31, 2014, 2015 and 2016, respectively.

Warranty Cost
Warranty Cost

The Group primarily provides standard warranty coverage on PV modules sold to customers.

Q CELLS Group provides the following warranties on its products to its customers: a 12 year product warranty in which the Group warrants that its modules will not show any material defects or workmanship defects for a period of twelve years after initial purchase (invoice date). A 25 year performance warranty in which the Group warrants that 1) its modules will produce a minimum power output of at least 97% specified in the data sheet in the first year and performance degradation will be no more than 0.6% per year for the next 25 years, resulting in an output no less than 83% of the stated output 25 years after the invoice date. The Group also accrues warranty expenses for BoS (balance of system) parts used in projects. Terms of such warranties are the same as the original manufacturer’s warranty as the Group passes the liabilities incurred under such warranties to the original manufacturer.

From January 1, 2012, the standard warranty of SolarOne Group provides a 12-year warranty against technical defects, and a 25-year linear warranty, which guarantees: 1) no less than 97% of the nominal power generation capacity for multicrystalline PV modules and 96% of the nominal power generation capacity for monocrystalline PV modules in the first year, 2) an annual output degradation of no more than 0.7% thereafter, and 3) by the end of the 25th year, the actual power output shall be no less than 82% of initial power generation capacity. Since January 2015, SolarOne Group updated the 25-year linear warranty, which guarantees no less than 97.5% of the nominal power generation capacity for its multicrystalline PV modules in the first year, and an annual output degradation of no more than 0.7% thereafter. By the end of the 25th year, the actual power output shall be no less than 82% of the nominal power generation capacity.

The estimate of the amount of warranty obligation is primarily based on the following considerations: 1) the results of technical analyses, including simulation tests performed on the products by an industry-recognized external certification body as well as internally developed testing procedures conducted by the Group’s engineering team, 2) the Group’s historical warranty claims experience, 3) the warranty accrual practices of other companies in the industry that produce PV products that are comparable in engineering design, raw material input and functionality to the products, and which sell products to a similar class of customers, and 4) the expected failure rate and future costs to service failed products. The results of the technical analyses support the future operational efficiency of the PV modules at levels significantly above the minimum guaranteed levels over the respective warranty periods. The estimate of warranty costs are affected by the estimated and actual product failure rates, the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure.

Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the management accrued warranty costs for the Q CELLS Group for the 25 years of warranty period based on 0.5% of the production costs of PV modules for the years ended December 31, 2014 and 2015 and the three months ending March 31, 2016. The SolarOne Group also accrued for warranty costs for the two to 12-year warranty against technical defects based on 1% of revenue for PV modules for the same period. Furthermore, no warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the SolarOne Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process.

Starting from April 1, 2016, the Group has unified the estimate of accrual for the 12-year warranty against technical defects based on 0.5% of revenue for PV modules. The new estimate is derived based on the historical claim received for the past 10 years. The change was initiated as part of the Group’s restructuring process to align their quality management process and standards after the Transaction in 2015. The processes have been successfully implemented and effective since April 2016. The change resulted in a decrease in selling expenses of approximately $8.1 million for the year ended December 31, 2016. This net decrease in selling expenses, net of tax, increased consolidated net income by approximately $8.1 million, or $0.00 per basic and diluted ordinary share, for the year ended December 31, 2016. No warranty cost accrual has been recorded for the 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process.

The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.

Government Grants
Government Grants

Government grants received by the Group consist of unrestricted grants and subsidies. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when all the conditions attached to the grants have been met and the grants are received. For the government grants with no further conditions to be met, the amounts are recorded by offset to the operating expenses or cost of revenues when received; whereas for the government grants with certain operating conditions, the amounts are recorded as liabilities when received and will be recorded by offset to the operating expenses or cost of revenues when the conditions are met.

During the years ended December 31, 2014, 2015 and 2016, the Group recorded $2.5 million, $0.8 million and Nil, respectively, of government subsidies as an offset to its operating expenses and cost of revenues. The government grants recorded in operating expense are not subject to adjustment and do not have any restrictions as to the use of funds.

As of December 31, 2015 and 2016, the Group recorded $7.1 million and $7.1 million, respectively, of government grants received as other payable because the Group has not fulfilled the conditions required by the government.

Accounting for Income Taxes and Uncertain Tax Positions
Accounting for Income Taxes and Uncertain Tax Positions

The Group accounts for income taxes in accordance with ASC 740, Accounting for Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740-10, Accounting for Uncertainty in Income Taxes, which clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and/or penalties related to an uncertain position, if and when required, as part of “other operating expenses” in the consolidated statements of comprehensive income (loss).

Value-Added Tax ("VAT")
Value-Added Tax (“VAT”)

In accordance with the relevant tax laws in certain countries, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. To the extent the Group paid more than collected, the difference represents a net VAT recoverable balance at the balance sheet date. Value added tax is presented on a net basis and excluded from revenues.

Leases
Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term; b) there is a bargain purchase option; c) the lease term is at least 75% of the asset’s estimated remaining economic life; or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Rental expenses were $1.5 million, $3.0 million and $3.9 million for the years ended December 31, 2014, 2015 and 2016, respectively. The Group’s capital leases for the years ended December 31, 2014, 2015 and 2016 are disclosed in Note 20.

Net Income (Loss) Per Share
Net Income Per Share

Net income per share is calculated in accordance with ASC 260-10, Earnings Per Share. Basic income per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options and restricted stock units. Ordinary share equivalents are excluded from the computation of diluted income per share if their effects would be anti-dilutive. Net income per share for periods prior to the Transaction were retrospectively adjusted to reflect the number of weighted-average adjusted shares received by Solar Holdings, the former parent company of Q CELLS Group.

Defined Benefit Plan
Defined Benefit Plan

A defined benefit plan is a post-employment benefit plan other than defined contribution plans. The Group’s net obligation in respect of its defined benefit plan is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value. The fair value of any plan assets is deducted.

The calculation is performed annually by an independent actuary using the projected unit credit method. The discount rate is the yield at the reporting date on high quality corporate bonds that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. The Group recognizes all actuarial gains and losses arising from defined benefit plans in retained earnings immediately.

The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Consequently, the net interest on the net defined benefit liability (asset) now comprises: interest cost on the defined benefit obligation, interest income on plan assets, and interest on the effect of the asset ceiling.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Group recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

Stock Compensation
Stock Compensation

Stock awards granted to employees and non-employees are accounted for under ASC 718-10, Share-Based Payment, and ASC 505-50, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services, respectively.

In accordance with ASC 718-10, all grants of share options to employees are recognized in the financial statements based on their grant-date fair values. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with service conditions that have a graded vesting schedule.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09), “Revenue from Contracts with Customers (Topic 606)”. This guidance was issued to clarify the principles for recognizing revenue and developing a common revenue standard for U.S. GAAP and International Financial Reporting Standards (“IFRS”). In addition, in August 2015, the FASB issued Accounting Standards Update No. 2015-14 (ASU 2015-14): “Revenue from Contracts with Customers (Topic 606).” This update was issued to defer the effective date of ASU No, 2014-09 by one year. Therefore, the effective date of ASU No, 2014-09 for public business entities is for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.

The FASB allows two adoption methods under ASU 2014-09. Under one method, a company will apply the rules to contracts in all reporting periods presented, subject to certain allowable exceptions. Under the other method, a company will apply the rules to all contracts existing as of January 1, 2018, recognizing in beginning retained earnings an adjustment for the cumulative effect of the change and providing additional disclosures comparing results to previous rules ("modified retrospective method"). The Group continues to evaluate the available adoption methods.

Upon initial evaluation, we believe the key changes in the standard that impact the Group’s revenue recognition relate to the allocation of contract revenues between various services and equipment, and the timing of when those revenues are recognized. Management is still in the process of evaluating these impacts and has not chosen the method as of December 31, 2016.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17), "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes." This guidance was issued to simplify the presentation of deferred income taxes. The amendments in this Update require that deferred tax liabilities and assets to be classified as noncurrent in a classified statement of financial position. This ASU is effective for annual and interim periods beginning after December 15, 2016, and should be applied prospectively with early adoption permitted at the beginning of an interim or annual reporting period. The Group has not early adopted this Update. The Group believes that adoption of this ASU will not have a material effect on its consolidated financial statements.

In January 2016, the FASB issued Accounting Standards Update No. 2016-01 (ASU 2016-01), "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities." The main objective of this update is to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. The new guidance addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. Early adoption by public entities is permitted only for certain provisions. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02), “Leases”. Under the new guidance, lessees will be required to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The update also expands the required quantitative and qualitative disclosures surrounding leases. This update is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with earlier application permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In March 2016, the FASB issued Accounting Standards Update No. 2016-07 (ASU 2016-07), “Investments—Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting”, which eliminates the requirement to retrospectively apply the equity method in previous periods. Instead, the investor must apply the equity method prospectively from the date the investment qualifies for the equity method. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods, with early adoption permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In June 2016, the FASB issued Accounting Standards Update No. 2016-13 (ASU 2016-13), “Financial Instruments – Credit Losses”, which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The ASU is effective for public companies for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In August 2016, the FASB issued Accounting Standards Update No. 2016-15 (ASU 2016-15), “Statement of Cash Flows”, a proposed ASU on restricted cash in response to an EITF consensus-for-exposure. The proposed ASU would require an entity to include in its cash and cash-equivalent balances in the statement of cash flows those amounts that are deemed to be restricted cash and restricted cash equivalents. The proposal’s primary purpose is to eliminate the diversity in practice related to how entities classify and present changes in restricted cash in the cash flow statement in accordance with ASC 230. The ASU is effective for annual and interim periods beginning after December 15, 2017 and early adoption is permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18 (ASU 2016-18), “Statement of Cash Flows”, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The ASU is effective for annual and interim periods beginning after December 15, 2017 and early adoption is permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

Concentration of Risks
Concentration of Risks

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk are primarily cash and cash equivalents, accounts receivable, advance to suppliers and long-term prepayments.

As of December 31, 2016, the Group has $137.9 million, $74.6 million, $67.8 million, $66.0 million and $8.9 million of cash and bank deposits in the PRC, United States, Korea, Germany and Malaysia, which constitute about 35.4%, 19.1%, 17.4%, 16.9% and 2.3%, respectively of total cash and cash equivalents.

(i)	The PRC

Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council promulgates implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law when necessary. Under the new Bankruptcy Law, a Chinese bank can go into bankruptcy. In addition, since China’s concession to the World Trade Organization (“WTO”), foreign banks have been gradually permitted to operate in China which has led to increased competition for Chinese banks. Further, the global financial crisis arising in the third quarter of 2008 has increased the risk of bank bankruptcy in the PRC. In the event of bankruptcy, it is uncertain whether the Group will be able to receive its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

(ii)	United States, Korea, Germany and Malaysia

In the event of bankruptcy of financial institutions, it is uncertain whether the Group will be able to receive its deposits back in full.

The Group mitigates its risk of loss by continuing to monitor the financial strength of the financial institutions in which it makes deposits.

As of December 31, 2015 and 2016, as a percentage of accounts receivable, the top four customers accounted for an aggregate of 33.0% and 38.0%, respectively. The Group conducts periodic credit evaluation of its customers but does not require collateral or other security from its customers.

Advances to suppliers and long-term prepayments are typically unsecured and arise from deposits paid in advance for future purchases of raw materials. As a percentage of total advances to suppliers, including long-term prepayments, the five suppliers with largest advance balances accounted for an aggregate of 48.6% and  50.9% of total advance to suppliers balance as of December 31, 2015 and 2016, respectively. Due to the Group’s concentration of advances made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause a material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations (Note 7). The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any advances and the ongoing monitoring of its suppliers’ performance.

Concentration of customers

As a percentage of revenues, the top five customers accounted for an aggregate of 60.8%, 35.3% and 55.8% for the years ended December 31, 2014, 2015 and 2016, respectively. The loss of sales from any of these customers would have a significant negative impact on the Group’s business. Sales to customers are mostly made through non-exclusive, short-term arrangements. Due to the Group’s dependence on a limited number of customers, any negative events with respect to the Group’s customers may cause material fluctuations or declines in the Group’s revenue and have a material adverse effect on the Group’s financial condition and results of operations.

Concentration of suppliers

A significant portion of the Group’s purchases are made from a limited number of suppliers. Purchases from its five largest suppliers who collectively account for an aggregate of 60.5%, 42.4% and 31.5% of the Group’s purchases for the years ended December 31, 2014, 2015 and 2016, respectively. Failure to develop or maintain relationships with these suppliers may cause the Group to be unable to source adequate raw materials needed to manufacture its PV products. Any disruption in the supply of raw materials to the Group may adversely affect the Group’s business, financial condition and results of operations.